Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Common stock, par value (in USD per share)	$ 0.001	$ 0.001
Common stock, authorized (in shares)	200,000,000	200,000,000
Common stock, shares issued (in shares)	103,005,748	101,526,708
Common stock, shares outstanding (in shares)	103,005,748	101,526,708
Preferred stock, par value (in USD per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000
Treasury stock, par value (USD per share)	$ 0.001	$ 0.001
Treasury stock, shares repurchased (in shares)	458,088	113,076
Series B Preferred Stock
Class of Stock [Line Items]
Preferred stock, issued (in shares)	0	379,514
Preferred stock, shares outstanding (in shares)	0	379,514
Series C Preferred Stock
Class of Stock [Line Items]
Preferred stock, issued (in shares)	2,300,000	2,300,000
Preferred stock, shares outstanding (in shares)	2,300,000	2,300,000
Series D Preferred Stock
Class of Stock [Line Items]
Preferred stock, issued (in shares)	3,200,000	3,200,000
Preferred stock, shares outstanding (in shares)	3,200,000	3,200,000